Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans receivable from executive officers and directors
Loans outstanding, beginning	$ 3,340	$ 3,344
New loans	2,524	1,166
Repayments	(2,491)	(1,170)
Net change in directors and officers	(205)
Loans outstanding, ending	$ 3,168	$ 3,340